Quarterly Holdings Report
for

Fidelity® International Discovery K6 Fund

July 31, 2020

IGI-K6-QTLY-0920
1.9893914.101

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 1.2%
Bapcor Ltd.	81,623	$365,055
Inghams Group Ltd.	92,474	219,346
National Storage (REIT) unit	330,912	425,556
Rio Tinto Ltd.	33	2,405

TOTAL AUSTRALIA		1,012,362

Austria - 0.8%
Erste Group Bank AG	15,630	347,975
Wienerberger AG	14,292	327,783

TOTAL AUSTRIA		675,758

Bailiwick of Jersey - 0.6%
Experian PLC	15,355	536,352
Belgium - 1.5%
KBC Groep NV	15,354	875,429
UCB SA	3,252	416,971

TOTAL BELGIUM		1,292,400

Canada - 1.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	10,979	381,554
Constellation Software, Inc.	660	780,682
Suncor Energy, Inc.	14,960	235,326

TOTAL CANADA		1,397,562

Cayman Islands - 4.3%
Akeso, Inc.	53,000	200,093
Alibaba Group Holding Ltd.	18,447	578,794
Bilibili, Inc. ADR (a)	4,417	192,493
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	72,674	314,127
JD.com, Inc. Class A	4,576	142,175
Kangji Medical Holdings Ltd.	35,000	116,241
Meituan Dianping Class B (a)	6,774	167,726
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	2,179	305,496
Sino Biopharmaceutical Ltd.	153,000	199,386
Tencent Holdings Ltd.	20,472	1,404,343

TOTAL CAYMAN ISLANDS		3,620,874

China - 0.9%
AVIC Jonhon OptronicTechnology Co. Ltd.	37,013	231,094
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)	2,100	27,096
Kweichow Moutai Co. Ltd. (A Shares)	940	226,158
Shanghai International Airport Co. Ltd. (A Shares)	18,093	176,205
WuXi AppTec Co. Ltd. (H Shares) (b)	8,400	126,483

TOTAL CHINA		787,036

Denmark - 2.4%
DSV A/S	3,750	514,300
Netcompany Group A/S (a)(b)	2,970	213,294
ORSTED A/S (b)	5,181	738,422
Vestas Wind Systems A/S	4,298	550,939

TOTAL DENMARK		2,016,955

France - 7.0%
AXA SA	34,470	691,596
BNP Paribas SA (a)	13,213	530,975
Capgemini SA	6,240	804,870
LVMH Moet Hennessy Louis Vuitton SE	2,441	1,061,452
Sanofi SA	11,713	1,229,830
SR Teleperformance SA	2,201	641,167
VINCI SA	7,532	648,242
Worldline SA (a)(b)	3,606	308,892

TOTAL FRANCE		5,917,024

Germany - 10.3%
adidas AG	2,376	654,641
Akasol AG (a)(b)(c)	2,521	118,339
Allianz SE	5,664	1,175,724
Deutsche Borse AG	1,407	256,230
Deutsche Post AG	24,349	988,330
Exasol AG	6,451	101,294
Instone Real Estate Group BV (a)(b)	7,605	195,291
Linde PLC	2,225	541,748
Morphosys AG (a)	41	5,216
Nexus AG	4,318	215,154
Rheinmetall AG	2,256	213,234
SAP SE	12,292	1,940,333
Shop Apotheke Europe NV (a)(b)	1,552	232,544
Siemens AG	9,549	1,216,887
Talanx AG	2,191	79,853
Vonovia SE	11,776	765,432

TOTAL GERMANY		8,700,250

Hong Kong - 2.0%
AIA Group Ltd.	135,191	1,219,010
Techtronic Industries Co. Ltd.	44,403	463,779

TOTAL HONG KONG		1,682,789

Hungary - 0.7%
OTP Bank PLC (a)	12,172	432,567
Richter Gedeon PLC	8,606	199,428

TOTAL HUNGARY		631,995

India - 3.6%
Avenue Supermarts Ltd. (a)(b)	4,746	130,715
HDFC Bank Ltd. sponsored ADR	24,960	1,166,880
Housing Development Finance Corp. Ltd.	38,437	914,213
Reliance Industries Ltd. (a)	1,000	15,714
Reliance Industries Ltd.	15,000	413,861
Reliance Industries Ltd. sponsored GDR (b)	3,896	214,670
Sunteck Realty Ltd. (a)	25,663	64,072
TCNS Clothing Co. Ltd. (a)(b)	20,046	88,323

TOTAL INDIA		3,008,448

Indonesia - 0.4%
PT Bank Central Asia Tbk	85,186	182,466
PT Bank Rakyat Indonesia Tbk	592,461	128,692

TOTAL INDONESIA		311,158

Ireland - 1.9%
Cairn Homes PLC	246,254	252,075
CRH PLC	17,683	643,812
Dalata Hotel Group PLC	49,480	151,832
DCC PLC (United Kingdom)	2,102	187,984
Kerry Group PLC Class A	2,732	360,434

TOTAL IRELAND		1,596,137

Israel - 0.1%
Maytronics Ltd.	4,117	62,862
Italy - 1.0%
GVS SpA (b)	6,240	81,369
Recordati SpA	11,730	625,097
Reply SpA	1,874	171,080

TOTAL ITALY		877,546

Japan - 14.2%
Astellas Pharma, Inc.	31,026	483,942
Daiichi Sankyo Kabushiki Kaisha	8,032	710,724
Fanuc Corp.	4,707	794,180
GMO Payment Gateway, Inc.	2,181	226,640
Hoya Corp.	8,644	850,885
Kao Corp.	4,683	339,724
Kenedix, Inc.	44,881	203,937
Keyence Corp.	2,501	1,044,771
Lasertec Corp.	4,635	402,834
Lifenet Insurance Co. (a)	10,742	130,400
Minebea Mitsumi, Inc.	31,188	511,463
Misumi Group, Inc.	9,753	229,786
Mitsubishi UFJ Financial Group, Inc.	59,191	221,808
Nintendo Co. Ltd.	1,208	531,291
Oracle Corp. Japan	3,822	457,824
ORIX Corp.	65,409	707,406
Persol Holdings Co., Ltd.	14,538	183,759
Recruit Holdings Co. Ltd.	11,905	371,387
Relo Group, Inc.	24,752	427,440
Shiseido Co. Ltd.	3,352	186,761
SMC Corp.	740	384,978
SoftBank Group Corp.	9,486	598,311
Sony Corp.	12,740	989,835
THK Co. Ltd.	9,602	222,872
Yahoo! Japan Corp.	73,883	392,890
Zozo, Inc.	14,094	380,793

TOTAL JAPAN		11,986,641

Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	16,574	802,464
Luxembourg - 0.6%
Eurofins Scientific SA	805	523,244
Malta - 0.2%
Kambi Group PLC (a)	5,898	141,735
Netherlands - 3.3%
Airbus Group NV	4,749	347,608
ASML Holding NV (Netherlands)	3,925	1,395,485
Basic-Fit NV (a)(b)	2,811	72,350
JDE Peet's BV	5,610	249,463
NXP Semiconductors NV	4,712	553,801
RHI Magnesita NV	4,292	136,186

TOTAL NETHERLANDS		2,754,893

New Zealand - 1.0%
EBOS Group Ltd.	24,687	356,919
Ryman Healthcare Group Ltd.	57,046	503,178

TOTAL NEW ZEALAND		860,097

Norway - 1.4%
Adevinta ASA Class B (a)	20,375	328,620
Equinor ASA	22,829	336,847
Schibsted ASA (A Shares)	14,087	512,136

TOTAL NORWAY		1,177,603

Poland - 0.4%
CD Projekt RED SA (a)	3,497	375,344
South Africa - 0.6%
Clicks Group Ltd.	7,822	104,455
Naspers Ltd. Class N	2,064	375,547

TOTAL SOUTH AFRICA		480,002

Spain - 1.7%
Amadeus IT Holding SA Class A	7,078	353,442
Cellnex Telecom SA (b)	12,695	795,856
Cellnex Telecom SA rights 8/7/20 (a)	12,695	53,087
Euskaltel, S.A. (b)	26,326	246,845

TOTAL SPAIN		1,449,230

Sweden - 4.3%
ASSA ABLOY AB (B Shares)	18,233	402,515
EQT AB	11,178	260,981
Ericsson (B Shares)	82,793	963,302
Indutrade AB (a)	17,625	888,848
Securitas AB (B Shares)	31,590	469,696
Stillfront Group AB (a)	2,906	281,654
Svenska Handelsbanken AB (A Shares) (a)	43,226	407,642

TOTAL SWEDEN		3,674,638

Switzerland - 11.8%
Lonza Group AG	1,399	874,844
Nestle SA (Reg. S)	27,754	3,300,551
Partners Group Holding AG	792	763,119
Roche Holding AG (participation certificate)	7,320	2,535,330
Schindler Holding AG (participation certificate)	1,397	352,095
Sika AG	4,446	974,712
Swiss Re Ltd.	11,314	892,778
Zur Rose Group AG (a)	833	229,985

TOTAL SWITZERLAND		9,923,414

Taiwan - 1.0%
MediaTek, Inc.	14,253	340,282
Taiwan Semiconductor Manufacturing Co. Ltd.	33,604	487,935

TOTAL TAIWAN		828,217

Thailand - 0.3%
Thai Beverage PCL	481,503	225,832
United Kingdom - 13.3%
Anglo American PLC (United Kingdom)	19,851	485,971
AstraZeneca PLC (United Kingdom)	16,110	1,779,828
Beazley PLC	65,359	357,106
Big Yellow Group PLC	23,422	312,419
BP PLC	269,188	974,867
Compass Group PLC	23,165	318,543
Cranswick PLC	4,856	227,563
Dechra Pharmaceuticals PLC	9,657	361,027
Diageo PLC	16,261	595,001
HomeServe PLC	26,148	454,544
John David Group PLC	53,001	420,155
JTC PLC (b)	43,061	276,198
Keywords Studios PLC	14,603	363,574
Lloyds Banking Group PLC	656,451	223,660
London Stock Exchange Group PLC	8,531	942,325
M&G PLC	307,206	645,825
Ocado Group PLC (a)	18,253	490,527
Prudential PLC	55,821	797,725
Reckitt Benckiser Group PLC	6,139	615,555
Rotork PLC	50,742	185,714
Vistry Group PLC	16,688	134,235
Zegona Communications PLC	172,828	262,429

TOTAL UNITED KINGDOM		11,224,791

United States of America - 1.6%
MasterCard, Inc. Class A	1,041	321,180
MercadoLibre, Inc. (a)	616	692,766
Visa, Inc. Class A	1,653	314,731

TOTAL UNITED STATES OF AMERICA		1,328,677

TOTAL COMMON STOCKS
(Cost $72,876,135)		81,884,330

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.1%
Hong Kong - 0.1%
Antengene Corp. Series C1 (d)(e)	45,369	128,208
Nonconvertible Preferred Stocks - 0.8%
Germany - 0.8%
Volkswagen AG	4,359	641,836
TOTAL PREFERRED STOCKS
(Cost $892,176)		770,044

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.14% (f)	1,860,159	1,860,718
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	105,252	105,262
TOTAL MONEY MARKET FUNDS
(Cost $1,965,833)		1,965,980
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $75,734,144)		84,620,354
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(206,873)
NET ASSETS - 100%		$84,413,481

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,153,718 or 4.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $128,208 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Antengene Corp. Series C1	7/11/20	$128,208

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,197
Fidelity Securities Lending Cash Central Fund	7,989
Total	$19,186

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.